COMMITMENTS (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Jan. 31, 2024	Dec. 31, 2023
Canadian Exploration Expenditures [Member]
IfrsStatementLineItems [Line Items]
Committed to incur and renounce amount	$ 20,000	$ 50,000	$ 20,000
Accounts payable		10,000			$ 10,000
Incurred amount					44,991
Renounced amount					$ 50,000
Remaining spent amount				$ 5,009
Office Lease Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate		1,000
Office Support Services Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate		$ 1,000